UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-10001
Oppenheimer Main Street Opportunity Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  July 31
Date of reporting period:  07/31/2009

Item 1. Reports to Stockholders.

July 31, 2009

Oppenheimer

Main Street Opportunity Fund®

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Fund Update

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

July 31, 2009 Oppenheimer Management Main Street Commentaries and Opportunity Fund® Annual Report M A N A G E M E N T C O M M E N TA R I E S Fund Update A N N U A L R E P O RT Listing of Top Holdings Fund Performance Discussion Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Oil, Gas & Consumable Fuels	9.2%
Software	6.6
Diversified Financial Services	4.7
Biotechnology	4.5
Communications Equipment	4.4
Pharmaceuticals	4.2
Specialty Retail	4.0
Media	3.9
Insurance	3.6
IT Services	3.1
Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2009, and are based on net assets.

Top Ten Common Stock Holdings

Exxon Mobil Corp.	3.6%
Philip Morris International, Inc.	3.0
Microsoft Corp.	2.6
Apple, Inc.	2.5
Merck & Co., Inc.	2.3
Cisco Systems, Inc.	2.2
America Movil SAB de CV, ADR, Series L	2.1
AES Corp. (The)	2.1
Republic Services, Inc.	2.0
Wal-Mart Stores, Inc.	1.9
Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2009, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TOP HOLDINGS AND ALLOCATIONS
Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2009, and are based on the total market value of common stocks.
10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended July 31, 2009, followed by a graphical comparison of the Fund’s performance to an appropriate broad-based market index.
Management’s Discussion of Fund Performance. Oppenheimer Main Street Opportunity Fund’s Class A shares (without sales charge) returned –16.56% for the one-year period ended July 31, 2009. In comparison, the Russell 3000 Index (the “Index”) returned –20.21%. During the tumultuous first half of the reporting period, which saw significant market dislocations and historic market volatility, Fund performance suffered. The Fund’s performance was much stronger in the second half of the reporting period, both on an absolute and relative basis.
     2008 was a historically volatile and unprecedented period in the financial markets and the volatility continued during the first quarter of 2009. A credit crunch that began in 2007 escalated into a full-blown global financial crisis over the second half of 2008 as turmoil spread from the sub-prime mortgage sector of the U.S. bond market to other financial markets. As asset prices plummeted, highly leveraged financial institutions were forced to sell their more liquid, higher-quality assets in order to raise much needed cash, which put downward pressure on a broad range of asset classes. Large financial institutions were forced to take deep write-offs, which resulted in massive losses and ultimately led to the insolvency or near insolvency of a number of commercial banks, investment banks, mortgage agencies and insurance companies.
     When federal regulators decided not to financially participate in the rescue of Lehman Brothers in September 2008, the investment bank declared bankruptcy and defaulted on its obligations, including commercial paper held by some money market funds. Nervous investors responded with a wave of redemptions. Banks also became more cautious, refraining from extending loans to even their most trusted customers, including other banks. Consequently, the banking system nearly ground to a halt.
     Against this tumultuous market backdrop, the recession deepened as the crisis in the financial markets led to massive job losses across industries and steeper declines in home values. As the unemployment rate continued to rise during the reporting period, anxious consumers as well as businesses reduced their spending, adding to the severity of the recession. Additionally, as the global economy slowed, demand for energy and basic materials also subsided, sending most commodity prices down. Given these events, investors grew exceedingly cautious. In a “flight to safety,” many investors reduced their exposure to the equity markets and flocked to U.S. Treasury securities.
     Governments and central banks around the world responded to the crisis by injecting large amounts of liquidity, cutting short-term interest rates and developing rescue
11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
packages for failing industries and companies. Although these efforts helped to re-open the equity markets and stabilize the credit markets, uncertainty dominated the markets. Beginning in March 2009 through the end of the reporting period, the equity markets strongly rebounded, signaling that perhaps the worst of the market volatility is behind us.
     Given this backdrop, Fund performance suffered during the periods of highest volatility, particularly in the 4th quarter of 2008 and 1st quarter of 2009. During this period, the bear market was especially severe for traditionally economically-sensitive sectors while sectors whose fortunes rise and fall with commodity prices, such as energy and basic materials producers, also were hard hit. Conversely, the historically defensive consumer staples and utilities sectors held up relatively well. However, after March 2009, most of these sectors fared much better.
     The Fund’s outperformance versus the Russell 3000 Index during the reporting period stemmed primarily from its relative performance within the financials and information technology sectors. Overall for the reporting period, the Fund outperformed the Index in the financials sector due to much better relative stock selection and an underweight position to what was the worst performing sector of the Index. An overweight position to information technology, one of the better performing sectors of the Index during the period, as well as better relative stock selection within the sector, benefited relative Fund performance. Stock selection within the energy and industrials sectors, as well as stock selection and an overweight position to the consumer discretionary sector, also contributed to relative performance.
     Relative performance was hurt by underweights to consumer staples, utilities, health care and telecommunication services, four sectors which were not as adversely impacted by the extreme market volatility during the reporting period. An overweight to materials hurt Fund performance, as the sector was hit hard during the reporting period.
     At the end of the reporting period, the Fund maintained its relative overweights to consumer discretionary, information technology and materials. The Fund at period end remained underweight in consumer staples, energy, financials, health care, telecommunication services and utilities.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2009. In the case of Class A, Class B, Class C and Class Y, performance is measured from inception of the Classes on September 25, 2000. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B,
12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of the Russell 3000 Index. The Russell 3000 Index is an unmanaged index of large-capitalization U.S. companies. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs show the effect of taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the index.
13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. See page 19 for further information.
15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. See page 19 for further information.
17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. See page 19 for further information.
18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/25/00. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or
19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of
21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES Continued
the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2009	July 31, 2009	July 31, 2009

Actual
Class A	$1,000.00	$1,289.10	$7.23
Class B	1,000.00	1,284.00	11.89
Class C	1,000.00	1,285.10	11.61
Class N	1,000.00	1,287.80	8.65
Class Y	1,000.00	1,292.60	4.73

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.50	6.38
Class B	1,000.00	1,014.43	10.49
Class C	1,000.00	1,014.68	10.24
Class N	1,000.00	1,017.26	7.63
Class Y	1,000.00	1,020.68	4.17
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended July 31, 2009 are as follows:

Class	Expense Ratios
|
Class A	1.27%
Class B	2.09
Class C	2.04
Class N	1.52
Class Y	0.83
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS July 31, 2009

	Shares	Value

Common Stocks—100.0%
Consumer Discretionary—11.2%
Diversified Consumer Services—0.5%
Capella Education Co.[1]	137,300	$8,836,628
Hotels, Restaurants & Leisure—2.3%
Bally Technologies, Inc.[1]	281,600	10,196,736
McDonald’s Corp.	564,052	31,056,703

		41,253,439

Household Durables—0.5%
NVR, Inc.[1]	14,202	8,537,532
Media—3.9%
Grupo Televisa SA, Sponsored GDR	734,615	13,289,185
McGraw-Hill Cos., Inc. (The)	1,063,249	33,332,856
Time Warner Cable, Inc.[1]	373,761	12,356,539
Washington Post Co. (The), Cl. B	19,963	9,013,295

		67,991,875

Specialty Retail—4.0%
Advance Auto Parts, Inc.	555,259	25,669,624
Best Buy Co., Inc.	613,273	22,918,012
GameStop Corp., Cl. A1	359,500	7,869,455
Lowe’s Cos., Inc.	644,389	14,472,977

		70,930,068

Consumer Staples—9.5%
Food & Staples Retailing—1.9%
Wal-Mart Stores, Inc.	677,902	33,813,752
Food Products—2.6%
General Mills, Inc.	478,270	28,174,886
Ralcorp Holdings, Inc.[1]	273,100	17,344,581

		45,519,467

Household Products—1.0%
Colgate-Palmolive Co.	236,344	17,120,759
Personal Products—1.0%
Chattem, Inc.[1]	153,105	9,595,090
Mead Johnson Nutrition Co., Cl. A	240,686	8,763,377

		18,358,467

Tobacco—3.0%
Philip Morris International, Inc.	1,135,014	52,891,652
Energy—10.2%
Energy Equipment & Services—1.0%
Halliburton Co.	824,600	18,215,414
Oil, Gas & Consumable Fuels—9.2%
Chevron Corp.	422,771	29,369,901
Enbridge Energy Management LLC[1]	1	27
Enterprise Products Partners LP	603,814	16,967,173
Exxon Mobil Corp.	909,450	64,016,186
MarkWest Energy Partners LP	273,193	6,141,379
Murphy Oil Corp.	254,000	14,782,800
Occidental Petroleum Corp.	257,500	18,370,050
Plains All American Pipeline LP	275,537	13,324,969

		162,972,485

Financials—13.7%
Capital Markets—2.2%
Janus Capital Group, Inc.	113,100	1,544,946
Knight Capital Group, Inc., Cl. A1	498,669	9,260,283
State Street Corp.	539,498	27,136,749
Teton Advisors, Inc.[2]	161	552

		37,942,530

Commercial Banks—0.6%
Regions Financial Corp.	2,512,500	11,105,250
Consumer Finance—1.1%
Discover Financial Services	1,693,392	20,117,497
F1 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Diversified Financial Services—4.7%
Bank of America Corp.	1,689,941	$24,994,228
JPMorgan Chase & Co.	806,252	31,161,640
MSCI, Inc., Cl. A1	655,400	18,318,430
NASDAQ OMX Group, Inc. (The)[1]	423,306	8,944,456

		83,418,754

Insurance—3.6%
Chubb Corp.	409,770	18,923,179
Hanover Insurance Group, Inc.	225,700	8,872,267
Lincoln National Corp.	526,183	11,149,818
Prudential Financial, Inc.	183,500	8,123,545
Travelers Cos., Inc. (The)	370,615	15,962,388

		63,031,197

Real Estate Investment Trusts—1.5%
Digital Realty Trust, Inc.	248,500	10,076,675
Hatteras Financial Corp.	298,500	8,456,505
Mid-America Apartment Communities, Inc.	216,205	8,576,852

		27,110,032

Health Care—13.1%
Biotechnology—4.5%
Amgen, Inc.[1]	424,009	26,420,001
Celgene Corp.[1]	523,248	29,804,206
Cephalon, Inc.[1]	219,699	12,885,346
Savient Pharmaceuticals, Inc.[1]	607,400	9,469,366

		78,578,919

Health Care Equipment & Supplies—1.4%
Alcon, Inc.	138,600	17,685,360
NuVasive, Inc.[1]	191,400	7,922,046

		25,607,406

Health Care Providers & Services—2.5%
Medco Health Solutions, Inc.[1]	501,545	26,511,669
WellPoint, Inc.[1]	337,400	17,760,736

		44,272,405

Life Sciences Tools & Services—0.5%
Illumina, Inc.[1]	248,000	8,962,720
Pharmaceuticals—4.2%
Abbott Laboratories	710,411	31,961,391
Merck & Co., Inc.	1,380,911	41,441,139

		73,402,530

Industrials—10.6%
Aerospace & Defense—2.8%
Boeing Co. (The)	310,224	13,311,712
Precision Castparts Corp.	52,400	4,182,044
United Technologies Corp.	576,000	31,374,720

		48,868,476

Air Freight & Logistics—1.3%
United Parcel Service, Inc., Cl. B	436,400	23,447,772
Building Products—0.0%
Insteel Industries, Inc.	10,730	109,339
Quanex Building Products Corp.	32,194	382,787

		492,126

Commercial Services & Supplies—2.7%
Republic Services, Inc.	1,303,698	34,678,367
Schawk, Inc.	5,050	36,562
Stericycle, Inc.[1]	242,800	12,431,360

		47,146,289

Construction & Engineering—1.1%
Aecom Technology Corp.[1]	293,270	9,501,948
KBR, Inc.	425,490	9,016,133
Pike Electric Corp.[1]	5,997	63,148

		18,581,229
F2 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value

Industrial Conglomerates—1.3%
Tyco International Ltd.	748,755	$22,627,376
Machinery—0.4%
Graco, Inc.	310,844	7,690,281
Professional Services—0.0%
Kelly Services, Inc., Cl. A	3,370	39,631
Road & Rail—1.0%
Union Pacific Corp.	309,500	17,802,440
Information Technology—21.5%
Communications Equipment—4.4%
Cisco Systems, Inc.[1]	1,774,658	39,060,223
Comtech Telecommunications Corp.[1]	277,000	8,827,990
QUALCOMM, Inc.	646,462	29,873,009

		77,761,222

Computers & Peripherals—2.5%
Apple, Inc.[1]	264,976	43,294,429
Electronic Equipment & Instruments—0.8%
Dolby Laboratories, Inc., Cl. A1	346,084	14,407,477
Internet Software & Services—2.3%
eBay, Inc.[1]	508,600	10,807,750
Google, Inc., Cl. A1	67,903	30,084,424

		40,892,174

IT Services—3.1%
CACI International, Inc., Cl. A1	190,743	8,812,327
Hewitt Associates, Inc. [1]	293,255	8,777,122
MasterCard, Inc., Cl. A	88,513	17,174,177
NeuStar, Inc., Cl. A1	360,500	8,176,140
Western Union Co.	619,509	10,829,017

		53,768,783

Semiconductors & Semiconductor Equipment—1.8%
Texas Instruments, Inc.	779,200	18,739,760
Xilinx, Inc.	621,400	13,478,166

		32,217,926

Software—6.6%
Adobe Systems, Inc.[1]	810,608	26,279,911
Blackboard, Inc.[1]	208,600	7,086,142
Check Point Software Technologies Ltd.[1]	526,906	14,063,121
FactSet Research Systems, Inc.	240,863	13,656,932
Microsoft Corp.	1,960,967	46,121,944
Sybase, Inc.[1]	268,100	9,597,980

		116,806,030

Materials—4.5%
Chemicals—3.0%
CF Industries Holdings, Inc.	30,000	2,368,200
Cytec Industries, Inc.	444,858	11,165,936
Monsanto Co.	202,012	16,969,008
Praxair, Inc.	281,843	22,034,486

		52,537,630

Containers & Packaging—0.8%
Sealed Air Corp.	815,404	14,995,280
Metals & Mining—0.7%
Compass Minerals International, Inc.	229,100	12,185,829
Telecommunication Services—2.1%
Wireless Telecommunication Services—2.1%
America Movil SAB de CV, ADR, Series L	851,416	36,619,402
Utilities—3.6%
Electric Utilities—0.1%
Cleco Corp.	61,100	1,447,459
Energy Traders—2.1%
AES Corp. (The)[1]	2,863,022	36,618,051
Multi-Utilities—1.4%
Public Service Enterprise Group, Inc.	510,646	16,570,463
Wisconsin Energy Corp.	196,252	8,432,948

		25,003,411

Total Common Stocks (Cost $1,607,998,672)		1,765,241,501
F3 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Investment Company—0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.42%[3,4] (Cost $4,594,831)	4,594,831	$4,594,831

Total Investments, at Value (Cost $1,612,593,503)	100.3%	$1,769,836,332
Liabilities in Excess of Other Assets	(0.3)	(5,205,862)

Net Assets	100.0%	$1,764,630,470

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Illiquid security. The aggregate value of illiquid securities as of July 31, 2009 was $552, which represents less than 0.005% of the Fund’s net assets. See Note 6 of accompanying Notes.

3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	July 31, 2008	Additions	Reductions	July 31, 2009

OFI Liquid Assets Fund, LLC	188,263,600	886,203,111	1,074,466,711	—
Oppenheimer Institutional Money Market Fund, Cl. E	5,173,202	336,929,313	337,507,684	4,594,831

	Value	Income

OFI Liquid Assets Fund, LLC	$—	$2,539,962	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	4,594,831	119,405

	$4,594,831	$2,659,367

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

4.	Rate shown is the 7-day yield as of July 31, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F4 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$197,549,542	$—	$—	$197,549,542
Consumer Staples	167,704,097	—	—	167,704,097
Energy	181,187,899	—	—	181,187,899
Financials	242,724,708	552	—	242,725,260
Health Care	230,823,980	—	—	230,823,980
Industrials	186,695,620	—	—	186,695,620
Information Technology	379,148,041	—	—	379,148,041
Materials	79,718,739	—	—	79,718,739
Telecommunication Services	36,619,402	—	—	36,619,402
Utilities	63,068,921	—	—	63,068,921
Investment Company	4,594,831	—	—	4,594,831

Total Assets	$1,769,835,780	$552	$—	$1,769,836,332

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F5 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,607,998,672)	$1,765,241,501
Affiliated companies (cost $4,594,831)	4,594,831

1,769,836,332

Cash	374,557
Receivables and other assets:
Investments sold	16,525,093
Dividends	2,415,390
Shares of beneficial interest sold	2,025,397
Other	37,232

Total assets	1,791,214,001

Liabilities
Payables and other liabilities:
Investments purchased	20,697,295
Shares of beneficial interest redeemed	4,756,328
Transfer and shareholder servicing agent fees	460,483
Distribution and service plan fees	319,124
Shareholder communications	112,967
Trustees’ compensation	16,938
Other	220,396

Total liabilities	26,583,531

Net Assets	$1,764,630,470

Composition of Net Assets
Par value of shares of beneficial interest	$182,060
Additional paid-in capital	2,553,097,573
Accumulated net investment income	3,068,507
Accumulated net realized loss on investments	(948,960,499)
Net unrealized appreciation on investments	157,242,829

Net Assets	$1,764,630,470

F6 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,024,470,117 and 104,466,363 shares of beneficial interest outstanding)	$9.81
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$10.41

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $185,921,268 and 19,855,669 shares of beneficial interest outstanding)	$9.36

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $297,328,909 and 31,578,097 shares of beneficial interest outstanding)	$9.42

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $95,203,291 and 9,893,380 shares of beneficial interest outstanding)	$9.62

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $161,706,885 and 16,266,261 shares of beneficial interest outstanding)	$9.94
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS For the Year Ended July 31, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $32,515)	$38,288,837
Affiliated companies	119,405
Income from investment of securities lending cash collateral, net—affiliated companies	2,539,962
Interest	33,574
Other income	49,855

Total investment income	41,031,633

Expenses
Management fees	12,078,239
Distribution and service plan fees:
Class A	2,681,558
Class B	1,960,972
Class C	3,078,269
Class N	455,174
Transfer and shareholder servicing agent fees:
Class A	4,121,329
Class B	925,420
Class C	1,041,496
Class N	410,672
Class Y	208,081
Shareholder communications:
Class A	146,250
Class B	97,605
Class C	57,352
Class N	11,249
Class Y	24,167
Trustees’ compensation	70,798
Custodian fees and expenses	55,660
Other	129,486

Total expenses	27,553,777
Less reduction to custodian expenses	(798)
Less waivers and reimbursements of expenses	(1,032,607)

Net expenses	26,520,372

Net Investment Income	14,511,261

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(654,798,756)
Net change in unrealized appreciation on investments	67,379,717

Net Decrease in Net Assets Resulting from Operations	$(572,907,778)

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended July 31,	2009	2008

Operations
Net investment income	$14,511,261	$20,158,857
Net realized loss	(654,798,756)	(128,456,810)
Net change in unrealized appreciation	67,379,717	(433,338,776)

Net decrease in net assets resulting from operations	(572,907,778)	(541,636,729)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(8,285,135)	(19,963,759)
Class B	—	—
Class C	—	(928,338)
Class N	(610,552)	(861,600)
Class Y	(2,512,762)	(4,685,142)

	(11,408,449)	(26,438,839)

Distributions from net realized gain:
Class A	(3,136,247)	(234,140,201)
Class B	(621,745)	(46,049,006)
Class C	(970,085)	(64,871,091)
Class N	(287,615)	(14,111,801)
Class Y	(476,362)	(35,634,158)

	(5,492,054)	(394,806,257)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(487,844,696)	(139,003,616)
Class B	(62,145,614)	(98,042,332)
Class C	(87,834,037)	(46,267,505)
Class N	(9,645,029)	24,305,896
Class Y	(127,150,192)	109,343,158

	(774,619,568)	(149,664,399)

Net Assets
Total decrease	(1,364,427,849)	(1,112,546,224)
Beginning of period	3,129,058,319	4,241,604,543

End of period (including accumulated net investment income (loss) of $3,068,507 and $(35,382), respectively)	$1,764,630,470	$3,129,058,319

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended July 31,	2009	2008		2007		2006	2005

Per Share Operating Data
Net asset value, beginning of period	$11.90	$15.35		$14.04		$13.58	$12.69

Income (loss) from investment operations:
Net investment income[1]	.09	.10		.12		.09	.12
Net realized and unrealized gain (loss)	(2.08)	(1.98)		1.94		.91	1.86

Total from investment operations	(1.99)	(1.88)		2.06		1.00	1.98

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.12)		(.09)		(.07)	(.08)
Distributions from net realized gain	(.03)	(1.45)		(.66)		(.47)	(1.01)

Total dividends and/or distributions to shareholders	(.10)	(1.57)		(.75)		(.54)	(1.09)

Net asset value, end of period	$9.81	$11.90		$15.35		$14.04	$13.58

Total Return, at Net Asset Value[2]	(16.56)%	(13.62)%		14.87%		7.51%	16.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,024,470	$1,853,930		$2,566,678		$2,284,257	$1,844,002

Average net assets (in thousands)	$1,088,256	$2,282,800		$2,691,156		$2,044,335	$1,490,786

Ratios to average net assets:[3]
Net investment income	0.95%	0.69%		0.80%		0.68%	0.90%
Total expenses	1.30%[4]	1.12	% [4]	1.06	% [4]	1.08%	1.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.24%	1.12%		1.06%		1.08%	1.11%

Portfolio turnover rate	124%	146%		123%		107%	107%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended July 31, 2009	1.30%
Year Ended July 31, 2008	1.12%
Year Ended July 31, 2007	1.06%
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Class B Year Ended July 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$11.36	$14.71	$13.50	$13.11	$12.31

Income (loss) from investment operations:
Net investment income (loss)[1]	.01	(.01)	— [2]	(.02)	.01
Net realized and unrealized gain (loss)	(1.98)	(1.89)	1.87	.88	1.80

Total from investment operations	(1.97)	(1.90)	1.87	.86	1.81

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gain	(.03)	(1.45)	(.66)	(.47)	(1.01)

Total dividends and/or distributions to shareholders	(.03)	(1.45)	(.66)	(.47)	(1.01)

Net asset value, end of period	$9.36	$11.36	$14.71	$13.50	$13.11

Total Return, at Net Asset Value[3]	(17.32)%	(14.29)%	14.03%	6.64%	15.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$185,921	$307,836	$510,881	$479,198	$434,456

Average net assets (in thousands)	$196,338	$418,258	$525,389	$455,267	$403,468

Ratios to average net assets:[4]
Net investment income (loss)	0.16%	(0.07)%	(0.01)%	(0.15)%	0.06%
Total expenses	2.18%[5]	1.90%[5]	1.87%[5]	1.91%	1.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.04%	1.90%	1.87%	1.91%	1.95%

Portfolio turnover rate	124%	146%	123%	107%	107%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended July 31, 2009	2.18%
Year Ended July 31, 2008	1.90%
Year Ended July 31, 2007	1.87%
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended July 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$11.41	$14.78	$13.56	$13.16	$12.34

Income (loss) from investment operations:
Net investment income (loss)[1]	.02	—[2]	.01	(.01)	.02
Net realized and unrealized gain (loss)	(1.98)	(1.90)	1.87	.88	1.81

Total from investment operations	(1.96)	(1.90)	1.88	.87	1.83

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.02)	—	—	—
Distributions from net realized gain	(.03)	(1.45)	(.66)	(.47)	(1.01)

Total dividends and/or distributions to shareholders	(.03)	(1.47)	(.66)	(.47)	(1.01)

Net asset value, end of period	$9.42	$11.41	$14.78	$13.56	$13.16

Total Return, at Net Asset Value[3]	(17.16)%	(14.24)%	14.04%	6.69%	15.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$297,329	$479,789	$680,871	$539,720	$448,492

Average net assets (in thousands)	$307,891	$604,615	$641,709	$489,988	$404,242

Ratios to average net assets:[4]
Net investment income (loss)	0.21%	(0.01)%	0.05%	(0.07)%	0.16%
Total expenses	2.02%[5]	1.83%[5]	1.80%[5]	1.83%	1.85%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.99%	1.83%	1.80%	1.83%	1.85%

Portfolio turnover rate	124%	146%	123%	107%	107%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended July 31, 2009	2.02%
Year Ended July 31, 2008	1.83%
Year Ended July 31, 2007	1.80%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Class N Year Ended July 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$11.69	$15.12	$13.84	$13.40	$12.56

Income (loss) from investment operations:
Net investment income[1]	.06	.05	.07	.04	.06
Net realized and unrealized gain (loss)	(2.04)	(1.94)	1.92	.90	1.84

Total from investment operations	(1.98)	(1.89)	1.99	.94	1.90

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.09)	(.05)	(.03)	(.05)
Distributions from net realized gain	(.03)	(1.45)	(.66)	(.47)	(1.01)

Total dividends and/or distributions to shareholders	(.09)	(1.54)	(.71)	(.50)	(1.06)

Net asset value, end of period	$9.62	$11.69	$15.12	$13.84	$13.40

Total Return, at Net Asset Value[2]	(16.83)%	(13.91)%	14.57%	7.09%	15.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$95,203	$129,855	$141,253	$90,293	$58,243

Average net assets (in thousands)	$92,119	$141,529	$123,744	$73,232	$46,600

Ratios to average net assets:[3]
Net investment income	0.68%	0.38%	0.45%	0.30%	0.46%
Total expenses	1.61%[4]	1.43%[4]	1.39%[4]	1.45%	1.54%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.51%	1.43%	1.39%	1.45%	1.53%

Portfolio turnover rate	124%	146%	123%	107%	107%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended July 31, 2009	1.61%
Year Ended July 31, 2008	1.43%
Year Ended July 31, 2007	1.39%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS Continued

Class Y Year Ended July 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$12.11	$15.60	$14.25	$13.76	$12.86

Income (loss) from investment operations:
Net investment income[1]	.13	.15	.18	.14	.15
Net realized and unrealized gain (loss)	(2.13)	(2.00)	1.97	.93	1.89

Total from investment operations	(2.00)	(1.85)	2.15	1.07	2.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.19)	(.14)	(.11)	(.13)
Distributions from net realized gain	(.03)	(1.45)	(.66)	(.47)	(1.01)

Total dividends and/or distributions to shareholders	(.17)	(1.64)	(.80)	(.58)	(1.14)

Net asset value, end of period	$9.94	$12.11	$15.60	$14.25	$13.76

Total Return, at Net Asset Value[2]	(16.22)%	(13.26)%	15.31%	7.94%	16.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$161,707	$357,648	$341,922	$149,580	$44,303

Average net assets (in thousands)	$187,451	$368,893	$262,277	$90,378	$27,864

Ratios to average net assets:[3]
Net investment income	1.40%	1.11%	1.14%	1.01%	1.14%
Total expenses	0.78%[4,5,6]	0.69%[4,5,6]	0.68%[4,5,6]	0.72%[5]	0.82%

Portfolio turnover rate	124%	146%	123%	107%	107%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended July 31, 2009	0.78%
Year Ended July 31, 2008	0.69%
Year Ended July 31, 2007	0.68%

5.	Reduction to custodian expenses less than 0.005%.

6.	Waiver or reimbursement of indirect management fees less than 0.005%.
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Main Street Opportunity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing
F15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
“bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities
F16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not
F17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Appreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4]	Tax Purposes

$2,343,489	$—	$939,314,665	$147,599,163

1.	As of July 31, 2009, the Fund had $378,078,883 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2009, details of the capital loss carryforward(s) were as follows:

Expiring

2017	$378,078,883

2.	As of July 31, 2009, the Fund had $561,235,782 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2018.

3.	During the fiscal year ended July 31, 2009, the Fund did not utilize any capital loss carryforward.

4.	During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for July 31, 2009. Net assets of the Fund were unaffected by the reclassifications.

Increase to	Increase to
Accumulated	Accumulated Net
Net Investment	Realized Loss
Income	on Investments

$1,077	$1,077
F18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

The tax character of distributions paid during the years ended July 31, 2009 and July 31, 2008 was as follows:

	Year Ended	Year Ended
	July 31, 2009	July 31, 2008

Distributions paid from:
Ordinary income	$11,408,512	$217,008,139
Long-term capital gain	5,491,991	204,236,957

Total	$16,900,503	$421,245,096

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,622,237,169

Gross unrealized appreciation	$166,764,800
Gross unrealized depreciation	(19,165,637)

Net unrealized appreciation	$147,599,163

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded
F19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	21,127,196	$189,756,017	38,809,701	$537,943,927
Dividends and/or distributions reinvested	1,361,941	10,732,199	16,692,730	230,359,672
Redeemed	(73,805,680)	(688,332,912)	(66,879,246)	(907,307,215)

Net decrease	(51,316,543)	$(487,844,696)	(11,376,815)	$(139,003,616)

F20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Year Ended July 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class B
Sold	2,593,410	$21,492,413	3,204,462	$42,423,634
Dividends and/or distributions reinvested	79,365	599,956	3,294,572	43,608,090
Redeemed	(9,926,420)	(84,237,983)	(14,128,466)	(184,074,056)

Net decrease	(7,253,645)	$(62,145,614)	(7,629,432)	$(98,042,332)

Class C
Sold	5,153,022	$43,044,774	6,627,025	$88,689,647
Dividends and/or distributions reinvested	117,869	895,807	4,480,045	59,539,797
Redeemed	(15,729,282)	(131,774,618)	(15,122,904)	(194,496,949)

Net decrease	(10,458,391)	$(87,834,037)	(4,015,834)	$(46,267,505)

Class N
Sold	3,139,903	$27,415,556	4,123,875	$54,936,521
Dividends and/or distributions reinvested	106,230	822,220	1,017,314	13,815,129
Redeemed	(4,460,800)	(37,882,805)	(3,376,497)	(44,445,754)

Net increase (decrease)	(1,214,667)	$(9,645,029)	1,764,692	$24,305,896

Class Y
Sold	3,876,086	$34,900,035	11,141,011	$153,375,817
Dividends and/or distributions reinvested	375,203	2,986,615	2,878,274	40,295,835
Redeemed	(17,510,698)	(165,036,842)	(6,406,432)	(84,328,494)

Net increase (decrease)	(13,259,409)	$(127,150,192)	7,612,853	$109,343,158

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the year ended July 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$2,396,594,140	$3,160,624,193
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Over $5 billion	0.58
F21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2009, the Fund paid $5,857,919 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class B	$723,698
Class C	7,228,610
Class N	2,188,573
F22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

July 31, 2009	$425,091	$5,506	$452,146	$31,334	$2,943
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the year ended July 31, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$570,877
Class B	278,257
Class C	77,285
Class N	97,309
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended July 31, 2009, the Manager waived $8,879 for IMMF management fees.
5. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
     As of July 31, 2009, the Fund had no securities on loan.
F23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Continued
6. Illiquid Securities
As of July 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through September 17, 2009, the date the financial statements were available to be issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor—excluding the Fund. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other complaints have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these complaints allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek
F24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of
Oppenheimer Main Street Opportunity Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Opportunity Fund, including the statement of investments, as of July 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The accompanying financial statements and financial highlights of Oppenheimer Main Street Opportunity Fund for the years ended prior to August 1, 2008 were audited by other auditors whose report dated September 12, 2008 expressed an unqualified opinion on those statements and financial highlights.
     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Opportunity Fund as of July 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
September 17, 2009
F26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2009, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2008. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Capital gain distributions of $0.0263 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 10, 2008. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).
     Dividends, if any, paid by the Fund during the fiscal year ended July 31, 2009 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.
     A portion, if any, of the dividends paid by the Fund during the fiscal year ended July 31, 2009 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $32,159,231 of the Fund’s fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2009, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended July 31, 2009, $11,477 or 0.10% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

William L. Armstrong, Chairman of the Board of Trustees (since 2003), Trustee (since 2000) Age: 72	President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), former Director of Campus Crusade for Christ (non-profit) (1991-2008); former Director, The Lynde and Harry Bradley Foundation, Inc. (non- profit organization) (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979- January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

George C. Bowen, Trustee (since 1999) Age: 72	Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

Edward L. Cameron, Trustee (since 1999) Age: 70	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000 — June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee (since 1999) Age: 67	Chairman of the Board (since 2006) and Director (since June 2002) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corpora- tion) (since November 2004); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

Sam Freedman, Trustee (since 1999) Age: 68	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Manager and with subsidiary or affiliated companies of the Manager (until October 1994). Oversees 38 portfo- lios in the OppenheimerFunds complex.
25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
Beverly L. Hamilton, Trustee (since 2002) Age: 62	Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (since December 2005); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002- 2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001- 2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee (since 2002) Age: 64	Board of Directors of Opera Colorado Foundation (non-profit organization) (since March 2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee (since 2000) Age: 67	Trustee Emeritas of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Oversees 40 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2001) Age: 60	Chairman and Director of the Manager (since June 2001); Chief Executive Officer of the Manager (June 2001-December 2008); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001- December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
John V. Murphy, Continued	(since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation and Trinity Investment Management Corporation (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 98 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Govil, Gennaro, Jr. and Zack, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Manind Govil, Vice President and Portfolio Manager (since 2009) Age: 39	Mr. Govil, CFA, is a Senior Vice President, the Main Street Team Leader and a portfolio manager of the Manager (since May 2009). Prior to joining the Manager, a portfolio manager with RS Investment Management Co. LLC (October 2006-March 2009); head of equity investments at The Guardian Life Insurance Company of America (August 2005-October 2006) when Guardian Life Insurance acquired an interest in RS Investment Management Co. LLC; lead portfolio manager — large cap blend/core equity, co-head of equities and head of equity research (2001-July 2005); lead portfolio manager - core equity (April 1996-July 2005), at Mercantile Capital Advisers, Inc. A portfolio manager and officer of 4 portfolios in the OppenheimerFunds complex.

Anthony W. Gennaro, Jr., Vice President and Portfolio Manager (since 2009) Age: 38	Mr. Gennaro, CFA, is a Vice President of the Manager (since May 2009). Prior to joining the Manager, a sector manager for media, internet and telecom and a co-portfolio manager for mid-cap portfolios with the RS Core Equity Team of RS Investment Management Co. LLC (October 2006-April 2009); sector manager for media, internet and telecom services at The Guardian Life Insurance Company of America (August 2006-October 2006) when Guardian Life Insurance acquired an interest in RS Investment Management Co. LLC; a financial analyst covering media and internet stocks at Principal Global Investors (1999-2006); Senior in the assurance and advisory business services division with Ernst & Young LLP (1994-1997). A portfolio manager and officer of 1 portfolio in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 98 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 49	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc.
27 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
Brian W. Wixted, Continued	(March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 98 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2001) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985- December 2003). An officer of 98 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.
28 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3.  Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board’s Audit Committee, is the audit committee financial expert and that Mr. Bowen is “independent” for purposes of this Item 3.
Item 4.  Principal Accountant Fees and Services.
(a) Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements was KPMG LLP for 2009 and Deloitte and Touche LLP for 2008. KPMG billed $25,700 in fiscal 2009 and Deloitte and Touche billed $30,350 in fiscal 2008.
(b) Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $271,540 in fiscal 2009 and $250,000 in fiscal 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews and professional services for FAS 157.
(c) Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $7,426 in fiscal 2009 and no such fees in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: Preparation and filing tax returns.
(d) All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $278,966 in fiscal 2009 and $250,000 in fiscal 2008 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.
b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Main Street Opportunity Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	09/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	09/11/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	09/11/2009